Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015
C000006689
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 21,913	$ 21,466	$ 21,165	$ 20,284	$ 19,628	$ 19,824	$ 20,689	$ 20,881	$ 20,459	$ 21,088	$ 20,153	$ 20,369	$ 20,014	$ 19,643	$ 19,264	$ 18,917	$ 18,260	$ 19,094	$ 18,638	$ 18,063	$ 17,989	$ 17,149	$ 15,933	$ 16,356	$ 17,111	$ 17,343	$ 16,893	$ 16,211	$ 16,170	$ 16,025	$ 15,861	$ 16,223	$ 15,324	$ 15,942	$ 15,291	$ 14,542	$ 15,738	$ 16,337	$ 15,349	$ 16,438	$ 16,428	$ 17,700	$ 17,471	$ 17,682	$ 18,504	$ 17,991	$ 18,186	$ 17,342	$ 17,820	$ 17,587	$ 17,425	$ 17,195	$ 17,195	$ 16,505	$ 16,343	$ 15,886	$ 15,942	$ 15,419	$ 14,169	$ 14,227	$ 14,563	$ 13,952	$ 13,319	$ 13,002	$ 12,518	$ 11,458	$ 12,810	$ 13,465	$ 13,407	$ 13,143	$ 12,827	$ 12,611	$ 12,484	$ 12,708	$ 12,595	$ 12,012	$ 12,573	$ 12,177	$ 12,045	$ 11,705	$ 10,863	$ 11,664	$ 11,529	$ 12,315	$ 12,380	$ 12,149	$ 11,915	$ 11,903	$ 11,632	$ 11,690	$ 11,823	$ 12,161	$ 11,794	$ 11,719	$ 11,502	$ 11,391	$ 11,231	$ 11,207	$ 11,063	$ 10,988	$ 10,875	$ 10,771	$ 10,740	$ 10,460	$ 10,217	$ 10,115	$ 9,958	$ 10,155	$ 10,115	$ 10,068	$ 9,709	$ 9,727	$ 9,622	$ 9,561	$ 9,117	$ 9,159	$ 9,617	$ 9,817	$ 9,706	$ 9,166	$ 9,450
C000006692
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 23,816	23,324	22,994	22,032	21,315	21,526	22,458	22,660	22,203	22,877	21,857	22,089	21,699	21,288	20,874	20,492	19,776	20,675	20,179	19,549	19,468	18,548	17,237	17,689	18,500	18,744	18,256	17,517	17,465	17,305	17,121	17,513	16,537	17,199	16,497	15,683	16,970	17,610	16,545	17,712	17,698	19,065	18,811	19,036	19,916	19,361	19,565	18,655	19,163	18,909	18,729	18,481	18,475	17,729	17,552	17,060	17,115	16,546	15,203	15,264	15,619	14,960	14,278	13,938	13,415	12,274	13,721	14,417	14,354	14,066	13,727	13,493	13,352	13,589	13,465	12,840	13,433	13,010	12,866	12,501	11,600	12,450	12,304	13,140	13,208	12,956	12,703	12,688	12,397	12,458	12,594	12,953	12,561	12,478	12,242	12,123	11,951	11,921	11,766	11,682	11,561	11,445	11,411	11,110	10,849	10,739	10,570	10,776	10,732	10,681	10,296	10,313	10,201	10,135	9,660	9,701	10,184	10,394	10,277	9,699	10,000
UBS Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,076	38,299	37,459	35,646	33,535	33,764	35,780	36,253	35,271	36,132	34,129	34,441	33,721	32,922	32,527	31,400	29,916	31,190	30,218	28,686	28,212	26,986	24,728	25,259	26,524	26,953	26,114	24,495	24,389	24,015	23,164	23,743	22,340	23,706	22,451	20,769	22,876	23,849	21,835	23,800	23,756	26,026	25,094	25,869	27,280	26,110	26,292	24,571	25,770	25,009	24,429	23,872	23,706	22,505	21,561	20,982	21,196	20,411	18,397	18,900	19,647	18,329	17,351	17,012	16,239	14,394	16,422	17,895	17,902	17,378	16,769	16,414	16,112	16,371	16,139	15,077	16,100	15,473	15,179	14,706	13,615	14,967	14,668	15,744	15,655	15,161	14,617	14,527	14,186	14,132	14,500	15,055	14,240	14,083	13,664	13,352	13,082	13,043	12,780	12,701	12,524	12,397	12,383	11,910	11,688	11,461	11,052	11,257	11,255	11,240	10,840	10,812	10,621	10,580	9,908	9,921	10,439	10,607	10,575	9,753	10,000
UBS Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,076	$ 38,299	$ 37,459	$ 35,646	$ 33,535	$ 33,764	$ 35,780	$ 36,253	$ 35,271	$ 36,132	$ 34,129	$ 34,441	$ 33,721	$ 32,922	$ 32,527	$ 31,400	$ 29,916	$ 31,190	$ 30,218	$ 28,686	$ 28,212	$ 26,986	$ 24,728	$ 25,259	$ 26,524	$ 26,953	$ 26,114	$ 24,495	$ 24,389	$ 24,015	$ 23,164	$ 23,743	$ 22,340	$ 23,706	$ 22,451	$ 20,769	$ 22,876	$ 23,849	$ 21,835	$ 23,800	$ 23,756	$ 26,026	$ 25,094	$ 25,869	$ 27,280	$ 26,110	$ 26,292	$ 24,571	$ 25,770	$ 25,009	$ 24,429	$ 23,872	$ 23,706	$ 22,505	$ 21,561	$ 20,982	$ 21,196	$ 20,411	$ 18,397	$ 18,900	$ 19,647	$ 18,329	$ 17,351	$ 17,012	$ 16,239	$ 14,394	$ 16,422	$ 17,895	$ 17,902	$ 17,378	$ 16,769	$ 16,414	$ 16,112	$ 16,371	$ 16,139	$ 15,077	$ 16,100	$ 15,473	$ 15,179	$ 14,706	$ 13,615	$ 14,967	$ 14,668	$ 15,744	$ 15,655	$ 15,161	$ 14,617	$ 14,527	$ 14,186	$ 14,132	$ 14,500	$ 15,055	$ 14,240	$ 14,083	$ 13,664	$ 13,352	$ 13,082	$ 13,043	$ 12,780	$ 12,701	$ 12,524	$ 12,397	$ 12,383	$ 11,910	$ 11,688	$ 11,461	$ 11,052	$ 11,257	$ 11,255	$ 11,240	$ 10,840	$ 10,812	$ 10,621	$ 10,580	$ 9,908	$ 9,921	$ 10,439	$ 10,607	$ 10,575	$ 9,753	$ 10,000